Supplemental Financial Statement Data - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Millions	Dec. 27, 2024	Jun. 28, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,038	$ 2,994
Accumulated depreciation	(1,459)	(2,203)
Property, plant and equipment, net	579	791
The Flash Business of Western Digital Corporation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		2,994	$ 3,016
Accumulated depreciation		(2,203)	(2,083)
Property, plant and equipment, net		791	933
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10	10
Land | The Flash Business of Western Digital Corporation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		10	35
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	280	397
Buildings and improvements | The Flash Business of Western Digital Corporation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		397	479
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,463	2,340
Machinery and equipment | The Flash Business of Western Digital Corporation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		2,340	2,280
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	153	123
Computer equipment and software | The Flash Business of Western Digital Corporation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		123	121
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	18	16
Furniture and fixtures | The Flash Business of Western Digital Corporation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		16	15
Construction-in-process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 114	108
Construction-in-process | The Flash Business of Western Digital Corporation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 108	$ 86